Operating segment information	12 Months Ended
Dec. 31, 2017
Operating segment information
Operating segment information
27.	Operating segment information

As disclosed in Note 2(e), the Group managed its business in three segments, namely advertising and subscription business, transaction services business and digital marketing solutions business.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements.

As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from external customers within the PRC, no geographical segments are presented.

For the purpose of preparing segment information, all the intersegment transactions have been eliminated and only revenue from external customers are presented as segment revenue. The Group does not allocate non-operating income and expenses to each reportable segment. Accordingly, the measure of profit and loss for each reportable segment as reported to the chief operating decision maker is operating profit. A reconciliation of operating profit to profit before tax is presented in the consolidated statements of comprehensive income.

	Advertising and subscription business	Transaction services business	Digital marketing solutions	Total

Year ended, December 31, 2015

Revenue	3,106,025	664,225	483,945	4,254,195
Gross profit	2,344,872	237,585	220,994	2,803,451
Income/(Loss) from operations	553,455	(1,053,483)	37,890	(462,138)

Year ended, December 31, 2016

Revenue	3,432,986	1,551,676	788,286	5,772,948
Gross profit	2,542,534	668,238	484,197	3,694,969
Income/(Loss) from operations	592,611	(848,267)	146,428	(109,228)

Year ended, December 31, 2017

Revenue	3,922,158	3,872,244	956,857	8,751,259
Gross profit	3,076,332	1,902,614	537,633	5,516,579
Income/(Loss) from operations	444,564	(1,525,073)	3,916	(1,076,593)

The income/(loss) from operations for the year ended December 31, 2015 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB69.4 million, RMB745.0 million and RMB6.1 million, respectively.

The income/(loss) from operations for the year ended December 31, 2016 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB52.3 million, RMB619.3 million and RMB8.3 million, respectively.

The income/(loss) from operations for the year ended December 31, 2017 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB58.5 million, RMB788.7 million and RMB26.7 million, respectively.

For the years ended December 31, 2016 and 2017, the leasing revenue were RMB863.7 million and RMB3.03 billion, and funding costs were RMB187.2 million and RMB1.14 billion, respectively. The leasing revenue and funding costs were immaterial for the years ended December 31, 2015.